Michael H. Bison 617.570.1933 mbison@goodwinprocter.com	Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

August 29, 2014

VIA EDGAR AND FEDERAL EXPRESS

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey P. Riedler

Re:	DBV Technologies, S.A.
Draft Registration Statement on Form F-1
Confidentially Submitted July 25, 2014
CIK No. 0001613780

Dear Mr. Riedler:

This letter is being submitted on behalf of DBV Technologies S.A. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Confidential Draft Registration Statement on Form F-1 submitted on July 25, 2014 (the “Draft Registration Statement”), as set forth in your letter dated August 20, 2014 addressed to Dr. Pierre-Henri Benhamou, Chairman and Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting the Amendment No. 1 to the Draft Registration Statement on Form F-1 (the “Amendment No. 1”), which includes changes to reflect responses to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to the Amendment No. 1.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to submitting this letter via EDGAR, we are sending via Federal Express two (2) copies of each of this letter and Amendment No. 1 (marked to show changes from the Draft Registration Statement).

August 29, 2014

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

RESPONSE: The Company respectfully advises the Staff that as of the date hereof no written communications have been presented to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”). The Company will supplementally provide the Staff with any written communications that are presented to potential investors in reliance on Section 5(d) of the Securities Act that occur after the date hereof. The Company further advises the Staff that, except for the information submitted to the Staff under separate cover concurrently with this letter, as of the date hereof, no other research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act (the “JOBS Act”) by any broker or dealer that is participating or will participate in the Company’s offering. The Company will supplementally provide the Staff with any research reports about the Company that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the JOBS Act by any broker or dealer that is participating or will participate in the Company’s offering that occur after the date hereof.

2.	Please confirm that the graphics included in your registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

RESPONSE: The Company confirms that the graphics included in the Draft Registration Statement are the only graphics it will use in its prospectus.

3.	Please be advised that the Office of International Corporate Finance is performing a concurrent review of your registration statement. We will issue comments resulting from that review, if any, under separate cover once it is complete.

RESPONSE: The Company acknowledges the Staff’s comment.

4.	We note that you have submitted an application for confidential treatment relating to several of your exhibits. Please be advised that all comments issued as a result of that review, if any, must be resolved prior to your filing a request for acceleration.

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RESPONSE: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it does not currently intend to seek confidential treatment for any exhibits.

Summary

5.	In the table on page 1, please adjust the arrow for Viaskin Peanut to the midpoint of the Phase II column and the arrow for Viaskin Milk to the end of the Pre-Clinical column, to more accurately reflect the current status of each product candidate. Please do the same to the corresponding table on page 75.

RESPONSE: In response to the Staff’s comment, the Company has amended the table on pages 1 and 81 of the Amendment No. 1 to adjust the arrow for Viaskin Peanut to the midpoint of the Phase II column and the arrow for Viaskin Milk to the end of the Pre-Clinical column.

Company Overview, page 1

6.	Please explain the meaning of the phrase “tolerogenic immune response.”

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 1 and 80 of the Amendment No. 1 to clarify the phrase “tolerogenic immune response.”

7.	Please briefly describe the significance of a “fast-track” designation by the Food and Drug Administration.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 2 and 81 of the Amendment No. 1 to describe the significance of a “fast-track” designation by the Food and Drug Administration.

8.	Please clarify here and wherever else applicable in your filing that your only pre-clinical candidate at this time is Viaskin HDM and that your product development efforts for allergens other than peanuts, cow’s milk and house dust mice have not yet resulted in any product candidates.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosures on pages 2 and 81 of the Amendment No. 1 to clarify that the only pre-clinical candidate of the Company at this time is Viaskin HDM and that the Company’s product development efforts for allergens other than peanuts, cow’s milk and house dust mites have not yet resulted in any product candidates.

Risk Factors

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Risks Related to Product Development, Regulatory Approval and Commercialization

“Our product candidates are expected to undergo clinical trials that are time-consuming and expensive…,” page 15

9.	Please amend this risk factor to cite as an example of negative clinical trial results the fact that no adolescents qualified as responders in the ARACHILD clinical trial at any of six, 12 or 18 months.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 17 of the Amendment No. 1 to include a risk that the results of clinical trials may confirm an absence of statistically significant therapeutic effect of Viaskin Peanut in adolescents as observed in the ARACHILD pilot trial.

‘We face substantial competition from companies with considerably more resources and experience than we have .,” page 24

10.	Please amend this risk factor to include the name(s) of your principal competitor(s) and their product(s) or product candidate(s), similar to your disclosure on pages 91-92.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 26 and 98 of the Amendment No. 1 to include the names of the Company’s principal competitors and their products or product candidates.

“Product liability and other lawsuits could divert our resources, result in substantial liabilities and reduce the commercial potential of our product candidates,” page 37

11.	Please expand the discussion to clarify whether you currently have liability insurance and the extent of such coverage.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 39 of the Amendment No. 1 to clarify that the Company maintains product liability insurance coverage for the Company’s clinical trials with an €11.0 million annual aggregate coverage limit.

Special note Regarding Forward-Looking Statements, page 49

12.	Please remove the statement “(w)e have not independently verified any third-party information” from your filing. This assertion could be construed as disclaiming responsibility for some of the information included in your registration statement, which is not appropriate.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on

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page 52 of the Amendment No. 1 to remove the statement “(w)e have not independently verified any third-party information.”

Use of Proceeds, page 53

13.	Please indicate the clinical stage you hope to achieve for Viaskin Peanut and Viaskin Milk using the proceeds of your offering.

RESPONSE: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company is unable to estimate with certainty the clinical stage it will achieve for its product candidates with the proceeds it raises from this offering. The Company respectfully advises the Staff that it has alerted investors to the need to raise additional capital to advance the clinical development, obtain marketing authorization and ultimately commercialize its product candidates. See “Risk Factors—Even if this Offering is Successful, We May Need Additional Funding…” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Operating Capital Requirements.”

14.	Please separate the amount of proceeds you intend to allocate toward research and development activities from those to be directed toward general corporate purposes and working capital.

RESPONSE: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company currently has no specific plan for the remainder category of its offering proceeds. Item 504 of Regulation S-K provides that “[w]here the registrant has no current specific plan for the proceeds, or a significant portion thereof, the registrant shall so state and discuss the principal reasons for the offering.” The Company has revised its disclosure on page 55 of the Amendment No. 1 to clarify that it “currently has no specific plans as to how the net proceeds from the global offering will be allocated beyond the uses specified above and therefore management will retain discretion to allocate the remainder of the net proceeds among [research and development, working capital, capital expenditures and other general corporate purposes].”

In addition, the Company has amended the disclosure on page 55 of the Amendment No. 1 in order to further clarify the principal reasons for the offering as required by Item 504 of Regulation S-K. Specifically, the Company has included disclosure on page 55 of the Amendment No. 1 confirming that the “principal purposes of the global offering are to increase [its] financial flexibility, create a public market for [its] securities in the United States and facilitate [its] access to the public equity markets.” Accordingly, the Company does not believe that further detail regarding how the Company intends to allocate the remainder category of its offering proceeds is required by Item 504 of Regulation S-K.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Financial Operations review

Research Tax Credits, page 62

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15.	Please expand your disclosure to describe the terms governing the research tax credits received from French tax authorities and the associated revenue recognition basis. Separately tell us why it is appropriate to classify these tax credits as ‘other income’ in the operating revenues section of your statements of income and reference for us the authoritative literature you rely upon to support your accounting and classification

RESPONSE: In response to the Staff’s comment, the Company has expanded the disclosure on pages 64 and 65 of the Amendment No. 1 to describe the terms governing the research tax credits (the “CIR”) received from French tax authorities and the associated revenue recognition basis.

The Company respectfully advises the Staff that the Company considered the guidance in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”) paragraph 29 with respect to the classification of grants related to income (the CIR not being related to any asset) and has concluded that reporting the CIR as “Other income” is appropriate. Paragraph 29 of IAS 20 states the following [emphasis added]:

“Grants related to income are presented as part of profit or loss, either separately or under a general heading such as “Other income”; alternatively, they are deducted in reporting the related expense.”

For further clarification, the Company has amended the captions in its statement of income (loss) to clarify the distinction between revenues, which are derived substantially from the sales of Diallertest Milk as disclosed on page 64 and other income, which is primarily comprised of the research tax credits.

Critical Accounting Policies and Estimates

Repayable Advances, page 65

16.	You classified repayable advances of €1,442,825 at December 31, 2013, as both current (€126,292) and non-current (€1,316,533). Presumably, you based this classification on the expected timing of technical and commercial achievements of your development programs. Please expand your disclosure to explain the contractual terms governing these repayment advances, particularly the nature of the underlying milestone events and the factors that you considered in determining the timing of their occurrence.

RESPONSE: In response to the Staff’s comment, the Company has expanded the disclosure on page 67 of the Amendment No. 1 to explain the contractual terms governing these repayment advances, particularly the nature of the underlying milestone events and factors that the Company considered in determining the timing of their occurrence.

For further clarification, the Company respectfully advises the Staff that the disclosure of the

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contractual terms governing these repayment advances are provided in Note 11: Financial Liabilities of the Company’s financial statements for the years ended December 31, 2012 and 2013; these same disclosures have been largely repeated in MD&A in response to the Staff’s comment. As noted in the amended disclosure on page 67 of the Amendment No. 1, the Company has evaluated the technical and commercial achievements of its development programs and concluded that all advances would have to be repaid. Accordingly, the amount of the advance granted is recognized as a financial liability in the Company’s financial statements as of December 31, 2012 and 2013 as disclosed in Note 11.

Liquidity and Capital Resources

Cash and Funding Sources, page 69

17.	You state in the fourth bullet on page 70 that “Since Diallertest Milk has been requalified by the relevant authorities, we may only market it for export after a Phase III clinical trial in the perspective of a marketing authorization.” Also on page 62, you state that “Diallertest Milk is currently available on the French market with a temporary exemption status. Regulatory authorities are requesting a pivotal Phase III trial to complete the marketing file for this product.” Please explain these statements, specifically clarifying the nature of remaining clinical testing and regulatory approval status for this product in France and other planned export markets. Revise your disclosure accordingly.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 75 and 94 of the Amendment No. 1 to explain these statements and clarify the nature of remaining clinical testing and regulatory approval status for this product in France and other planned export markets. The Company respectfully advises the Staff that it believes it has adequately alerted potential investors to the fact that the Company does not expect product revenues from the sale of Diallertest Milk to have a material impact on the Company’s business or financial condition in future periods. See “Risk Factors— We have Incurred Significant Loss since our Inception and Anticipate that we will Continue to Incur Significant Losses for the Foreseeable Future” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Financial Operations Overview; Results of Operations.”

JOBS Act Exemptions, Page 73

18.	Please revise your disclosure to explicitly indicate whether you will take advantage of the extended transition period provided in Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards. To the extent you elect not to take advantage of the extended transition period, disclose that your election is irrevocable. See Question 13 of the Jumpstart Our Business Startups Act Frequently Asked.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 6 and 79 of the Amendment No. 1 to acknowledge that the Company has irrevocably

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elected not to avail itself of the extended transition period provided in Securities Act Section 7(a)(2)(B) for complying with new or revised accounting standards.

Business

Our Solution: Epicutaneous Immunotherapy (EPIT) using our Viaskin Technology Platform, page 79

19.	In your discussion of Langerhans cells on page 81, please explain the terminology “down-regulation of Th2 response” and the significance of Th1 expression remaining stable during this process.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 87 of the Amendment No. 1 to explain the terminology “down-regulation of Th2 response” and the significance of Th1 expression remaining stable during this process.

Our Product Candidates, page 81

20.	Please confirm that you have filed INDs for both Viaskin Peanut and Viaskin Milk for the peanut and cow’s milk protein allergies, respectively, with the FDA, the approximate dates of filing and that, to your knowledge, both INDs are active.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 88 and 91 of the Amendment No. 1 to disclose the status of the INDs for both Viaskin Peanut and Viaskin Milk.

21.	Please disclose your involvement, if any, in the ARACHILD and CoFAR6 clinical trials and explain why, to your knowledge, the AP-HP and CoFAR chose to launch trials to evaluate Viaskin Peanut.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 90 of the Amendment No. 1 to explain its involvement in the ARACHILD and CoFAR6 clinical trials and why the AP-HP and CoFAR chose to launch trials to evaluate Viaskin Peanut.

22.	Please disclose the primary and secondary endpoints of the ARACHILD trial and how the results observed matched against those endpoints.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 90 of the Amendment No. 1 to describe the primary and secondary endpoints of the ARACHILD trial and how the results observed matched against those endpoints.

23.	In your discussion of Viaskin milk, please explain the terms “IgE-mediated” and “specific IgE” and distinguish them from your other references to the IgE antibody.

August 29, 2014

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on pages 91 and 92 of the Amendment No. 1.

Principal Shareholders, Page 126

24.	Please identify the individual(s) who has voting and investment control over the shares held by the Bpifrance entities.

RESPONSE: In response to the Staff’s comment, the Company has amended the disclosure on page 135 of the Amendment No. 1 to identify the individuals who have voting and investment control over the shares held by the Bpifrance entities.

Note to Financial Statements

Note 1: The Company, page F-7

25.	Please describe to us the key terms governing your strategic research partnerships and other collaboration arrangements, such as those with Sanofi, Jaffe Food, Stallergenes, Institut national de la Sante and BioNet-Asia, and the expected impact of these arrangements on your financial statements. Revise your disclosure accordingly.

RESPONSE: The Company acknowledges the Staff’s comments and respectfully advises the Staff that none of the strategic research partnerships and other collaboration arrangements have had or are expected to have a material impact on its financial statements in the current or near term periods. Each of these agreements relate to early-stage product development programs, none of which has yet resulted in an identified product candidate. The Company respectfully advises the Staff that, in the event that any such product development programs result in a product candidate as a result of which such agreements would be expected to have a material impact on the Company’s financial statements, it will provide appropriate disclosure regarding the material terms of such agreements at such time. The Company further advises the Staff that it has disclosed in Note 1: The Company – Main Events in 2013, information that has been disclosed publicly in press releases as a result of it being listed on Euronext Paris. Inclusion of this information in the footnote is not intended to suggest that such information is material from a financial reporting point-of-view. Accordingly, in response to the Staff’s comment, the Company amended the disclosure in Note 1 on page F-9 to clarify that these arrangements have not had or are not expected to have a material impact on its financial statements.

Note 3: Accounting Principles

3.6 Cash and Cash Equivalents, page F-12

26.

You indicate that you include long-term investments that can be liquidated immediately without penalty in cash equivalents. Please tell us how inclusion of these amounts complies with the definition of cash equivalents in paragraph 6 of IAS 7. In addition, please tell us how long-term

August 29, 2014

investments are subject to only a negligible risk of change in value. In your response, tell us the amount of long-term investments and tell us the amount and duration of investment securities included in your cash equivalents at both December 31, 2012 and 2013.

RESPONSE: The Company acknowledges the Staff’s comments and respectfully advises the Staff that the net proceeds resulting from the Company’s capital increases, reimbursement of the CIR or subsidies and conditional advances granted to finance specific programs are exclusively invested in term deposits at financial institutions rating at least A-1 in short-term credit and A in long-term credit (S&P rating or equivalent). The terms of these investments vary from 12 to 36 months, with the ability to partially or fully liquidate at any time, without any notice or delay in execution, and at no cost or penalty for the Company other than forfeiting accrued interest for the current quarter. The Company therefore considers that these term deposits, although they are long-term investments in the sense that their maturity exceeds 12 months, comply with the definition of Cash equivalents as per IAS 7 as being “highly liquid investments that are readily convertible to a known amount of cash, and that are subject to an insignificant risk of change in value.” Term deposits included in Cash equivalents amounted to €38.3 million, €38.6 million and €28.5 million on December 31, 2012 and 2013 and June 30, 2014, respectively.

3.10 Subsidies and Conditional Advances, page F-13

27.	Please revise your policy disclosure to address the following:

•	Explain the difference between a subsidy and a conditional advance. If subsidies are grants that are non-repayable, please clarify;

•

Clarify what you mean in the first paragraph on page F-14 by revenue being recorded “for the fiscal year during which the debt becomes owned as a receivable.” In this regard, we usually associate debt with being owed not as being owned; and

•

Disclose when you recognize revenue for subsidies received in advance of fulfillment of the underlying requirement. If you do not receive subsidies in advance, please separately tell us how you have €793,720 of deferred revenues from subsidies at December 31, 2013 as reported in Note 13.2 on page F-27.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages F-13 to F-14 of the Amendment No. 1 to (i) explain the difference between a subsidy and a conditional advance, (ii) change the word “debt” to “grant,” and (iii) clarify the timing of revenue recognition for subsidies received in advance of fulfillment of the underlying requirement.

In response to the Staff’s comment, and in addition to the amended disclosure on pages F-13 and F-14 of the Amendment No. 1, the Company respectfully advises the Staff that Note 3.13: Other

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Income – Subsidies discloses the following [emphasis added]:

“3.13 Other Income

Subsidies

Since it was formed, because of its innovative character, the Company has received a certain number of sources of assistance or subsidies from the central government or from local public authorities, intended to finance its operation or the recruitment of specific personnel.

These subsidies are posted to the accounts as “Other income” for the fiscal year that recorded the corresponding expenses or expenditures, when obtaining the subsidy is reasonably certain.”

The Company further clarifies to the Staff that the amount of €793,720 of deferred revenues reported in Note 13.2 to its financial statements is primarily linked to subsidies received in advance in 2013 in relation to the ImmunaVia development program, for which the Company has concluded that recognition as deferred revenue was appropriate as at December 31, 2013 based on the technical and commercial achievements of the ImmunaVia development program, consistent with the recognition as a financial liability of the repayable advance granted by OSEO in relation to such program, as disclosed in Note 11.1 to its financial statements for the years ended December 31, 2012 and 2013.

Note 20: Commitments, page F-43

28.	Please explain your basis for not disclosing the information on page 91, regarding the assignment, development and co-ownership agreements with AP-HP and UHD. Explain the contractual terms governing these arrangements and the expected impact of these arrangements on your financial statements. Revise your disclosure accordingly.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages F-43 and F-44 of the Amendment No. 1 to include the description of the assignment, development and co-ownership agreement with AP-HP and UPD. To date, this agreement has not had an impact on the Company’s financial statements.

Note 24: Events After the Close of the Year, page F-46

29.	Please explain the terms governing the collaboration agreement with the Icahn School of Medicine and the liquidity agreement held by Natixis and the expected impact of these arrangements on your financial statements. Revise your disclosure accordingly.

RESPONSE: In response to the Staff’s comment, and in order to improve disclosure

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effectiveness, the Company has revised the disclosure on page F-47 of the Amendment No. 1 and removed references to certain events that have not had an impact on its financial statements. In addition, the Company has expanded the disclosure on page 74 of the Amendment No. 1 to explain the terms of the liquidity agreement with Natixis and indicate its impact on the financial statements. The Company respectfully advises the Staff that, as noted in Response 25 above, the Icahn School of Medicine agreement is not expected to have a material impact on its financial statements in the current or near term periods. This agreement relates to an early-stage product development program which has not yet resulted in an identified product candidate.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1933.

Sincerely,

/s/ Michael H. Bison

Michael H. Bison

Enclosures

cc:	Dr. Pierre-Henri Benhamou, DBV Technologies, S.A.

David Schilansky, DBV Technologies, S.A.

Mitchell S. Bloom, Esq., Goodwin Procter LLP

Qing Nian, Esq., Goodwin Procter LLP